Summary of critical accounting judgments and key sources of estimation uncertainty - Convertible Loans Containing Embedded Derivatives and Net Pension Liabilities (Details)
$ / shares in Units, $ in Thousands
			1 Months Ended	12 Months Ended
	Sep. 11, 2020 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) trigger	Jan. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 10, 2020 $ / shares
Disclosure of detailed information about borrowings [line items]
Proceeds from Convertible loans			$ 2,931	$ 0		$ 17,069
Conversion of convertible loans (Note 24)					$ 24,148
Net pension liabilities				$ 3,190	$ 3,557	1,983
Convertible loan
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 20,000
Borrowings maturity		2 years
Borrowings, interest rate		4.00%
Proceeds from Convertible loans			$ 2,931			$ 17,069
Number of triggers | trigger		3
Percentage probability of securing A2 financing	100.00%			90.00%		90.00%	100.00%
Number of preferred shares issued in conversion (in shares) | shares	4,195,966
Conversion price (in USD per share) | $ / shares	$ 4.891
Subscription price per Series A2 preferred share (in USD per share) | $ / shares							$ 5.755
Conversion of convertible loans (Note 24)	$ 24,148